LVIP Delaware Wealth Builder Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–45.63%
U.S. MARKETS–43.06%
Aerospace & Defense–2.27%
Northrop Grumman	5,200	$ 1,948,908
Raytheon	9,700	1,903,043
		3,851,951
Banks–1.51%
BB&T	35,400	1,889,298
JPMorgan Chase & Co.	5,669	667,185
		2,556,483
Beverages–0.08%
Coca-Cola	2,508	136,536
		136,536
Capital Markets–1.42%
Bank of New York Mellon	40,800	1,844,568
Blackstone Group Class A	11,455	559,462
		2,404,030
Chemicals–1.12%
DuPont de Nemours	26,700	1,903,977
		1,903,977
Commercial Services & Supplies–1.05%
Waste Management	15,500	1,782,500
		1,782,500
Communications Equipment–1.10%
Cisco Systems	37,800	1,867,698
		1,867,698
Diversified Telecommunication Services–2.21%
AT&T	49,337	1,866,912
Verizon Communications	31,243	1,885,828
		3,752,740
Electric Utilities–1.12%
Edison International	25,100	1,893,042
		1,893,042
Energy Equipment & Services–1.02%
Halliburton	91,900	1,732,315
		1,732,315
Equity Real Estate Investment Trusts–4.49%
American Tower	206	45,553
Americold Realty Trust	3,979	147,502
AvalonBay Communities	1,267	272,823
Boston Properties	825	106,969
Camden Property Trust	2,275	252,548
Cousins Properties	1,755	65,970
CubeSmart	3,687	128,676
Duke Realty	3,050	103,608
Equinix	750	432,600
Equity LifeStyle Properties	1,499	200,266
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Equity Residential	24,222	$ 2,089,390
Essex Property Trust	580	189,457
Extra Space Storage	1,649	192,636
First Industrial Realty Trust	2,456	97,159
HCP	3,283	116,973
Host Hotels & Resorts	3,260	56,365
Hudson Pacific Properties	2,145	71,772
Invitation Homes	6,578	194,775
Kilroy Realty	1,944	151,418
Kimco Realty	3,774	78,801
MGM Growth Properties Class A	1,416	42,551
Mid-America Apartment Communities	831	108,038
National Retail Properties	1,125	63,450
Park Hotels & Resorts	1,659	41,425
Prologis	5,653	481,749
Public Storage	236	57,884
Regency Centers	1,204	83,666
RLJ Lodging Trust	2,792	47,436
Simon Property Group	1,218	189,582
SITE Centers	4,782	72,256
STORE Capital	5,092	190,492
Sun Communities	1,575	233,809
UDR	4,627	224,317
Ventas	1,422	103,849
VEREIT	18,999	185,810
VICI Properties	3,950	89,468
Vornado Realty Trust	245	15,599
Welltower	4,394	398,316
		7,624,958
Food Products–3.38%
Archer-Daniels-Midland	47,400	1,946,718
Conagra Brands	64,500	1,978,860
Mondelez International Class A	32,600	1,803,432
		5,729,010
Health Care Equipment & Supplies–1.05%
Abbott Laboratories	21,300	1,782,171
		1,782,171
Health Care Providers & Services–4.30%
†Brookdale Senior Living	226,874	1,719,705
Cardinal Health	40,700	1,920,633
Cigna	11,700	1,775,943
CVS Health	29,708	1,873,683
		7,289,964
Independent Power and Renewable Electricity Producers–0.03%
TerraForm Power Class A	2,909	53,017
		53,017
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Industrial Conglomerates–0.41%
Honeywell International	4,162	$ 704,210
		704,210
Insurance–3.31%
Allstate	17,500	1,901,900
American International Group	33,700	1,877,090
Marsh & McLennan	18,300	1,830,915
		5,609,905
IT Services–0.08%
Sabre	5,897	132,063
		132,063
Mortgage Real Estate Investment Trusts (REITs)–0.03%
Blackstone Mortgage Trust Class A	1,650	59,152
		59,152
Multiline Retail–1.14%
†Dollar Tree	17,000	1,940,720
		1,940,720
Oil, Gas & Consumable Fuels–3.28%
ConocoPhillips	34,500	1,965,810
Marathon Oil	143,900	1,765,653
Occidental Petroleum	41,400	1,841,058
		5,572,521
Pharmaceuticals–3.25%
Johnson & Johnson	14,362	1,858,156
Merck & Co.	21,800	1,835,124
Pfizer	50,595	1,817,878
		5,511,158
Semiconductors & Semiconductor Equipment–2.47%
Broadcom	6,300	1,739,241
Intel	34,296	1,767,273
Texas Instruments	5,333	689,237
		4,195,751
Software–1.98%
Microsoft	10,797	1,501,107
Oracle	33,900	1,865,517
		3,366,624
Specialty Retail–0.96%
Lowe's	14,800	1,627,408
		1,627,408
Total U.S. Markets (Cost $64,526,099)		73,079,904
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS–2.57%
Banks–0.02%
BNP Paribas	677	$ 32,914
		32,914
Beverages–0.19%
Asahi Group Holdings	2,900	144,023
Diageo	3,160	129,087
Kirin Holdings	2,700	57,455
		330,565
Chemicals–0.14%
Air Liquide	1,650	234,828
		234,828
Commercial Services & Supplies–0.21%
G4S	56,950	132,633
Secom	700	64,054
Securitas Class B	10,500	160,787
		357,474
Diversified Telecommunication Services–0.11%
Orange	11,780	184,380
		184,380
Equity Real Estate Investment Trusts–0.03%
Assura	52,461	45,991
		45,991
Food & Staples Retailing–0.38%
Koninklijke Ahold Delhaize	12,930	323,349
Lawson	1,800	92,170
Seven & i Holdings	6,000	229,951
		645,470
Food Products–0.41%
Danone	3,650	321,498
Kerry Group Class A	535	62,569
Nestle	2,850	309,095
		693,162
Health Care Providers & Services–0.11%
Fresenius Medical Care & Co.	2,820	189,505
		189,505
Hotels, Restaurants & Leisure–0.11%
Sodexo	1,720	193,096
		193,096
Machinery–0.07%
Makita	3,500	111,067
		111,067

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Media–0.14%
Publicis Groupe	4,870	$ 239,629
		239,629
Multiline Retail–0.06%
Next	1,380	104,901
		104,901
Personal Products–0.04%
Kao	1,000	74,177
		74,177
Pharmaceuticals–0.32%
Mitsubishi Tanabe Pharma	3,400	37,469
Novo Nordisk Class B	4,483	231,664
Roche Holding	940	273,695
		542,828
Textiles, Apparel & Luxury Goods–0.12%
adidas	230	71,609
Swatch Group	490	130,096
		201,705
Wireless Telecommunication Services–0.11%
KDDI	7,000	182,649
		182,649
Total Developed Markets (Cost $4,218,777)		4,364,341
Total Common Stock (Cost $68,744,876)		77,444,245

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.07%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	25	29
Fannie Mae REMICs
*•Series 2008-15 SB 4.58% (6.60% minus LIBOR01M) 8/25/36	14,369	2,979
Series 2015-89 AZ 3.50% 12/25/45	7,980	8,499
*•Series 2016-62 SA 3.98% (6.00% minus LIBOR01M) 9/25/46	86,150	20,127
Freddie Mac REMICs
*Series 4150 UI 3.50% 8/15/32	38,380	2,447
*Series 4342 CI 3.00% 11/15/33	43,905	3,785
*Series 4543 HI 3.00% 4/15/44	61,846	6,433
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4625 BI 3.50% 6/15/46	78,992	$ 10,020
Series 4667 LI 3.50% 10/15/43	67,304	4,567
GNMA
Series 2013-113 LY 3.00% 5/20/43	9,000	9,413
*Series 2015-142 AI 4.00% 2/20/44	33,300	2,197
Series 2015-74 CI 3.00% 10/16/39	48,376	4,482
*•Series 2016-108 SK 4.01% (6.05% minus LIBOR01M) 8/20/46	77,619	17,657
Series 2016-156 PB 2.00% 11/20/46	19,000	17,632
Total Agency Collateralized Mortgage Obligations (Cost $125,220)		110,267
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.88%
♦Freddie Mac REMICs Series K058 A2 2.65% 8/25/26	35,000	36,264
•FREMF Mortgage Trust
Series 2011-K10 B 4.78% 11/25/49	400,000	408,589
Series 2011-K14 B 5.35% 2/25/47	20,000	20,843
Series 2011-K15 B 5.13% 8/25/44	10,000	10,447
Series 2012-K22 B 3.81% 8/25/45	35,000	36,312
Series 2013-K24 B 3.62% 11/25/45	260,000	268,375
Series 2013-K712 B 3.40% 5/25/45	25,000	24,974
Series 2013-K713 B 3.26% 4/25/46	15,000	15,037
Series 2013-K713 C 3.26% 4/25/46	45,000	45,052
Series 2014-K717 B 3.75% 11/25/47	435,000	445,769
Series 2014-K717 C 3.75% 11/25/47	150,000	152,663
Series 2017-K71 B 3.88% 11/25/50	35,000	36,956
Total Agency Commercial Mortgage-Backed Securities (Cost $1,497,163)		1,501,281
AGENCY MORTGAGE-BACKED SECURITIES–8.17%
Fannie Mae 3.00% 10/1/47	233,439	235,498

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM 4.47% (LIBOR12M + 1.83%) 8/1/35	975	$ 1,025
Fannie Mae S.F. 20 yr
3.00% 12/1/37	403,926	415,426
3.00% 1/1/38	723,488	743,072
Fannie Mae S.F. 30 yr
3.00% 7/1/47	1,318,624	1,350,193
3.00% 2/1/48	626,012	643,890
3.00% 3/1/48	325,371	332,931
3.50% 2/1/48	997,316	1,041,362
3.50% 6/1/49	775,284	796,698
4.00% 4/1/49	651,436	675,341
4.50% 11/1/39	15,767	17,265
4.50% 6/1/40	18,386	19,899
4.50% 7/1/40	17,765	19,397
4.50% 8/1/41	34,158	37,533
4.50% 5/1/46	83,000	89,853
4.50% 4/1/48	457,000	494,727
4.50% 12/1/48	2,325,213	2,452,968
5.00% 7/1/47	374,134	412,140
5.50% 5/1/44	590,690	666,896
6.00% 7/1/41	211,712	243,634
Freddie Mac S.F. 30 yr
3.00% 8/1/48	155,439	159,582
3.00% 12/1/48	290,574	297,250
3.50% 11/1/48	1,188,194	1,247,961
4.50% 5/1/40	93,786	103,089
4.50% 7/1/45	128,444	139,228
4.50% 8/1/48	796,380	851,542
5.00% 12/1/44	253,773	280,361
5.50% 9/1/41	20,997	23,715
GNMA II S.F. 30 yr
5.50% 5/20/37	4,777	5,366
6.00% 2/20/39	5,630	6,312
6.00% 10/20/39	23,149	25,612
6.00% 2/20/40	23,496	26,685
6.00% 4/20/46	7,883	8,708
Total Agency Mortgage-Backed Securities (Cost $13,501,137)		13,865,159
CORPORATE BONDS–23.27%
Advertising–0.08%
Lamar Media
5.38% 1/15/24	30,000	30,938
5.75% 2/1/26	105,000	111,405
		142,343
Aerospace & Defense–0.43%
Bombardier 6.00% 10/15/22	80,000	80,300
Northrop Grumman
2.55% 10/15/22	130,000	131,785
3.25% 8/1/23	95,000	99,024
TransDigm 6.25% 3/15/26	45,000	48,431
United Technologies
3.65% 8/16/23	290,000	307,083
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
4.13% 11/16/28	55,000	$ 62,278
		728,901
Airlines–0.03%
♦United Airlines Pass Through Trust
3.75% 3/3/28	34,812	36,744
4.00% 10/11/27	15,565	16,558
		53,302
Apparel–0.06%
Levi Strauss & Co. 5.00% 5/1/25	90,000	93,920
		93,920
Auto Manufacturers–0.41%
Allison Transmission 5.88% 6/1/29	135,000	146,813
Daimler Finance North America 3.45% 1/6/27	150,000	156,084
General Motors 6.75% 4/1/46	20,000	22,911
General Motors Financial
4.35% 4/9/25	75,000	78,176
5.25% 3/1/26	265,000	287,674
		691,658
Banks–3.53%
μBank of America
3.12% 1/20/23	715,000	729,621
3.19% (LIBOR03M + 1.18%) 7/23/30	75,000	77,447
3.46% 3/15/25	20,000	20,854
6.50% (LIBOR03M + 4.17%) 10/29/49	90,000	100,189
Branch Banking & Trust
2.50% 8/1/24	236,000	238,052
μ2.64% (H15T5Y + 1.15%) 9/17/29	372,000	369,811
Compass Bank 2.88% 6/29/22	250,000	253,462
μCredit Suisse Group
3.87% 1/12/29	475,000	500,030
6.25% 12/18/24	200,000	212,064
Fifth Third Bancorp
3.65% 1/25/24	110,000	116,026
3.95% 3/14/28	85,000	93,113
Goldman Sachs Group 6.00% 6/15/20	180,000	184,795
Huntington Bancshares 2.30% 1/14/22	50,000	50,287
μJPMorgan Chase & Co.
2.74% 10/15/30	50,000	49,714
4.02% 12/5/24	215,000	229,371
5.00% 12/31/99	80,000	81,889
KeyBank 3.40% 5/20/26	250,000	260,797

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
μ3.41% (LIBOR03M + 1.22%) 5/8/24	100,000	$ 101,441
5.00% 11/24/25	245,000	274,750
5.50% 1/26/20	100,000	101,082
PNC Financial Services Group 2.60% 7/23/26	200,000	202,685
Popular 6.13% 9/14/23	95,000	103,673
μRoyal Bank of Scotland Group 8.63% 8/15/21	200,000	214,670
Santander UK 5.00% 11/7/23	200,000	212,691
State Street
3.10% 5/15/23	25,000	25,889
3.30% 12/16/24	350,000	367,492
SunTrust Bank
2.70% 1/27/22	230,000	232,646
3.00% 2/2/23	5,000	5,128
SunTrust Banks 4.00% 5/1/25	55,000	59,494
US Bancorp
3.00% 7/30/29	70,000	72,227
3.10% 4/27/26	65,000	67,573
3.38% 2/5/24	165,000	173,661
μUSB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	235,000	200,695
		5,983,319
Beverages–0.40%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	345,000	369,890
4.75% 1/23/29	10,000	11,632
Constellation Brands 3.15% 8/1/29	200,000	204,215
Cott Holdings 5.50% 4/1/25	90,000	93,715
		679,452
Biotechnology–0.02%
Gilead Sciences 4.15% 3/1/47	35,000	39,000
		39,000
Building Materials–0.19%
Boise Cascade 5.63% 9/1/24	80,000	83,100
Builders FirstSource 5.63% 9/1/24	78,000	81,412
Standard Industries 5.00% 2/15/27	160,000	166,048
		330,560
Chemicals–0.33%
Chemours 5.38% 5/15/27	70,000	60,727
FMC 3.45% 10/1/29	50,000	50,903
LYB International Finance 4.20% 10/15/49	45,000	44,769
Methanex 5.25% 12/15/29	40,000	40,239
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien 4.00% 12/15/26	15,000	$ 16,078
Olin
5.00% 2/1/30	85,000	85,425
5.13% 9/15/27	45,000	46,237
RPM International 4.55% 3/1/29	100,000	108,639
Tronox Finance 5.75% 10/1/25	65,000	61,799
Westlake Chemical 4.38% 11/15/47	40,000	39,383
		554,199
Commercial Services–0.50%
Ashtead Capital 5.25% 8/1/26	200,000	213,250
Avis Budget Car Rental 6.38% 4/1/24	23,000	24,121
Global Payments
2.65% 2/15/25	95,000	95,557
3.20% 8/15/29	140,000	142,266
Prime Security Services Borrower
5.75% 4/15/26	90,000	93,942
9.25% 5/15/23	46,000	48,446
Service Corp International 4.63% 12/15/27	55,000	57,612
United Rentals North America
5.50% 5/15/27	140,000	148,925
5.88% 9/15/26	20,000	21,401
		845,520
Computers–0.22%
Apple 2.20% 9/11/29	160,000	157,417
International Business Machines
3.00% 5/15/24	105,000	108,938
3.30% 5/15/26	100,000	105,537
		371,892
Distribution/Wholesale–0.06%
HD Supply 5.38% 10/15/26	55,000	58,506
KAR Auction Services 5.13% 6/1/25	35,000	36,400
		94,906
Diversified Financial Services–0.86%
AerCap Ireland Capital 4.45% 4/3/26	150,000	160,346
Ally Financial 5.75% 11/20/25	200,000	224,754
Avolon Holdings Funding
3.95% 7/1/24	130,000	133,504
4.38% 5/1/26	60,000	62,133
μE*TRADE Financial 5.88% (LIBOR03M + 4.44%) 12/29/49	100,000	107,000
Intercontinental Exchange
3.45% 9/21/23	215,000	225,217

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange (continued)
3.75% 9/21/28	15,000	$ 16,463
International Lease Finance 8.63% 1/15/22	135,000	153,273
Jefferies Group
4.15% 1/23/30	70,000	70,067
6.45% 6/8/27	25,000	28,993
6.50% 1/20/43	15,000	17,218
Lazard Group 3.75% 2/13/25	170,000	177,801
Nuveen Finance 4.13% 11/1/24	80,000	86,542
		1,463,311
Electric–2.52%
AES 5.50% 4/15/25	25,000	26,031
Avangrid 3.15% 12/1/24	55,000	56,732
Baltimore Gas & Electric 3.75% 8/15/47	155,000	167,577
Berkshire Hathaway Energy 3.75% 11/15/23	85,000	90,305
Calpine
5.25% 6/1/26	115,000	119,456
5.38% 1/15/23	30,000	30,450
5.75% 1/15/25	10,000	10,213
CenterPoint Energy
3.85% 2/1/24	240,000	253,399
4.25% 11/1/28	132,000	145,123
Cleveland Electric Illuminating 3.50% 4/1/28	140,000	146,201
ComEd Financing III 6.35% 3/15/33	60,000	65,100
DTE Energy 3.80% 3/15/27	25,000	26,758
μDuke Energy 4.88% (H15T5Y + 3.39%) 12/31/99	85,000	87,263
Duke Energy Indiana 3.25% 10/1/49	45,000	45,004
Entergy Louisiana 4.95% 1/15/45	20,000	21,638
Entergy Mississippi 2.85% 6/1/28	165,000	169,430
Entergy Texas 3.55% 9/30/49	40,000	41,786
Evergy 2.90% 9/15/29	85,000	84,752
Exelon
3.50% 6/1/22	45,000	46,171
3.95% 6/15/25	15,000	16,073
FirstEnergy Transmission 4.55% 4/1/49	25,000	29,453
Interstate Power & Light 4.10% 9/26/28	185,000	204,029
Kansas City Power & Light 3.65% 8/15/25	65,000	69,593
LG&E & KU Energy 4.38% 10/1/21	115,000	118,790
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Louisville Gas & Electric 4.25% 4/1/49	210,000	$ 247,169
National Rural Utilities Cooperative Finance
2.85% 1/27/25	215,000	221,732
μ4.75% 4/30/43	15,000	15,307
μ5.25% 4/20/46	163,000	173,993
Nevada Power 2.75% 4/15/20	65,000	65,282
New York State Electric & Gas 3.25% 12/1/26	55,000	57,219
NextEra Energy Capital Holdings
2.90% 4/1/22	145,000	147,662
3.15% 4/1/24	65,000	67,178
μ5.65% 5/1/79	15,000	16,305
NV Energy 6.25% 11/15/20	45,000	47,010
PacifiCorp 3.50% 6/15/29	150,000	163,673
Pennsylvania Electic 5.20% 4/1/20	5,000	5,074
Southern California Edison
4.00% 4/1/47	50,000	53,711
4.20% 3/1/29	65,000	72,551
4.88% 3/1/49	130,000	156,349
Southwestern Electric Power 4.10% 9/15/28	445,000	493,440
Trans-Allegheny Interstate Line 3.85% 6/1/25	25,000	26,595
Vistra Energy 8.00% 1/15/25	48,000	50,700
Vistra Operations 5.50% 9/1/26	115,000	120,600
		4,272,877
Entertainment–0.26%
AMC Entertainment Holdings 6.13% 5/15/27	115,000	104,650
Penn National Gaming 5.63% 1/15/27	135,000	139,725
Scientific Games International
8.25% 3/15/26	95,000	101,018
10.00% 12/1/22	95,000	99,156
		444,549
Environmental Control–0.40%
Advanced Disposal Services 5.63% 11/15/24	85,000	88,931
Covanta Holding 5.88% 7/1/25	90,000	94,163
Waste Management
2.95% 6/15/24	65,000	67,303
3.45% 6/15/29	286,000	309,122
4.15% 7/15/49	99,000	115,544
		675,063
Food–0.53%
JBS USA Finance
5.75% 6/15/25	70,000	73,190
6.50% 4/15/29	65,000	72,311

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Lamb Weston Holdings
4.63% 11/1/24	30,000	$ 31,722
4.88% 11/1/26	60,000	63,150
Mars
3.20% 4/1/30	25,000	26,471
3.95% 4/1/49	280,000	319,654
Pilgrim's Pride 5.75% 3/15/25	115,000	119,312
Post Holdings
5.00% 8/15/26	75,000	78,064
5.63% 1/15/28	60,000	63,825
5.75% 3/1/27	55,000	58,586
		906,285
Food Service–0.09%
Aramark Services
5.00% 2/1/28	85,000	88,613
5.13% 1/15/24	55,000	56,925
		145,538
Forest Products & Paper–0.09%
Georgia-Pacific 8.00% 1/15/24	125,000	153,974
		153,974
Gas–0.19%
AmeriGas Partners 5.88% 8/20/26	50,000	55,077
Boston Gas 3.00% 8/1/29	20,000	20,626
Brooklyn Union Gas 3.87% 3/4/29	230,000	252,914
		328,617
Health Care Products–0.18%
Alcon Finance 3.00% 9/23/29	200,000	202,673
Hill-Rom Holdings
5.00% 2/15/25	30,000	31,350
5.75% 9/1/23	50,000	51,460
Hologic 4.63% 2/1/28	15,000	15,619
		301,102
Health Care Services–0.50%
Charles River Laboratories International 5.50% 4/1/26	135,000	143,941
Encompass Health
5.13% 3/15/23	10,000	10,225
5.75% 11/1/24	128,000	129,818
5.75% 9/15/25	5,000	5,242
HCA
5.38% 2/1/25	60,000	65,700
5.88% 2/15/26	205,000	229,661
New York and Presbyterian Hospital 4.06% 8/1/56	40,000	46,867
Tenet Healthcare
5.13% 5/1/25	65,000	66,059
8.13% 4/1/22	45,000	48,839
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Universal Health Services 5.00% 6/1/26	10,000	$ 10,500
WellCare Health Plans 5.38% 8/15/26	90,000	96,282
		853,134
Home Builders–0.09%
Lennar
4.50% 4/30/24	25,000	26,400
4.75% 5/30/25	40,000	42,892
5.88% 11/15/24	25,000	27,781
PulteGroup 5.00% 1/15/27	50,000	54,250
		151,323
Insurance–0.74%
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,627
HUB International 7.00% 5/1/26	140,000	144,158
Marsh & McLennan 4.38% 3/15/29	140,000	158,467
μMetLife 5.25% (LIBOR03M + 3.58%) 12/29/49	355,000	359,659
Prudential Financial
3.70% 3/13/51	90,000	93,440
μ5.38% 5/15/45	250,000	265,380
USIS Merger Sub 6.88% 5/1/25	125,000	127,185
XLIT 5.50% 3/31/45	40,000	50,601
		1,254,517
Internet–0.16%
Netflix 5.88% 11/15/28	120,000	130,656
Zayo Group
5.75% 1/15/27	55,000	56,364
6.38% 5/15/25	85,000	87,852
		274,872
Iron & Steel–0.05%
Steel Dynamics 5.00% 12/15/26	80,000	84,000
		84,000
Leisure Time–0.07%
Royal Caribbean Cruises 3.70% 3/15/28	110,000	112,836
		112,836
Lodging–0.25%
Boyd Gaming 6.38% 4/1/26	155,000	164,881
Hilton Worldwide Finance 4.88% 4/1/27	135,000	142,695

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
MGM Resorts International 5.75% 6/15/25	110,000	$ 121,721
		429,297
Machinery Diversified–0.11%
Roper Technologies
2.35% 9/15/24	40,000	40,098
2.95% 9/15/29	145,000	145,657
		185,755
Media–2.04%
AMC Networks 4.75% 8/1/25	110,000	113,850
CCO Holdings
5.13% 5/1/23	50,000	51,362
5.13% 5/1/27	65,000	68,006
5.38% 6/1/29	70,000	74,725
5.75% 2/15/26	10,000	10,595
5.88% 5/1/27	85,000	90,100
Charter Communications Operating
4.46% 7/23/22	190,000	200,101
5.05% 3/30/29	160,000	179,151
5.13% 7/1/49	60,000	64,113
Comcast 3.70% 4/15/24	335,000	357,443
CSC Holdings
5.25% 6/1/24	16,000	17,240
6.75% 11/15/21	65,000	70,200
7.75% 7/15/25	200,000	215,540
Discovery Communications
4.13% 5/15/29	275,000	289,704
5.20% 9/20/47	125,000	136,898
Fox 4.71% 1/25/29	110,000	125,745
Gray Television 5.88% 7/15/26	150,000	156,375
Sinclair Television Group 5.13% 2/15/27	55,000	55,550
Sirius XM Radio
5.00% 8/1/27	165,000	170,981
5.38% 7/15/26	80,000	84,289
Time Warner Cable 7.30% 7/1/38	165,000	208,966
Time Warner Entertainment 8.38% 3/15/23	65,000	77,000
UPCB Finance IV 5.38% 1/15/25	200,000	206,500
Viacom 4.38% 3/15/43	130,000	134,365
Virgin Media Secured Finance 5.25% 1/15/26	200,000	205,723
Walt Disney
1.75% 8/30/24	45,000	44,588
2.00% 9/1/29	50,000	48,763
		3,457,873
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware–0.03%
Zekelman Industries 9.88% 6/15/23	48,000	$ 50,610
		50,610
Mining–0.50%
μBHP Billiton Finance USA 6.25% 10/19/75	255,000	264,568
FMG Resources August 2006
4.75% 5/15/22	55,000	56,650
5.13% 5/15/24	45,000	46,969
Freeport-McMoRan
4.55% 11/14/24	50,000	51,365
5.45% 3/15/43	75,000	67,950
Hudbay Minerals 7.63% 1/15/25	40,000	40,750
Newmont Goldcorp 2.80% 10/1/29	275,000	272,365
Novelis 6.25% 8/15/24	47,000	49,232
		849,849
Miscellaneous Manufacturing–0.26%
3M
2.00% 2/14/25	60,000	59,670
2.38% 8/26/29	30,000	29,879
3.25% 8/26/49	55,000	55,320
General Electric
2.10% 12/11/19	70,000	69,948
5.55% 5/4/20	30,000	30,435
Ingersoll-Rand Luxembourg Finance 3.80% 3/21/29	125,000	133,202
Koppers 6.00% 2/15/25	60,000	60,338
Parker-Hannifin 3.30% 11/21/24	5,000	5,227
		444,019
Office Business Equipment–0.01%
CDW 5.00% 9/1/25	10,000	10,419
		10,419
Oil & Gas–0.93%
Antero Resources 5.63% 6/1/23	45,000	39,150
Chesapeake Energy
7.00% 10/1/24	65,000	46,881
8.00% 1/15/25	75,000	54,563
Hilcorp Energy I 5.00% 12/1/24	95,000	89,300
Marathon Oil 4.40% 7/15/27	230,000	245,459
Murphy Oil 6.88% 8/15/24	105,000	110,250
Newfield Exploration 5.38% 1/1/26	50,000	54,384
Noble Energy
3.25% 10/15/29	55,000	54,566
3.90% 11/15/24	55,000	57,694

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy (continued)
4.20% 10/15/49	35,000	$ 34,584
4.95% 8/15/47	145,000	158,496
5.05% 11/15/44	20,000	21,850
Occidental Petroleum
2.90% 8/15/24	70,000	70,602
3.50% 8/15/29	125,000	126,878
Precision Drilling 7.13% 1/15/26	115,000	106,663
QEP Resources
5.25% 5/1/23	70,000	65,277
5.63% 3/1/26	45,000	39,051
Southwestern Energy 7.75% 10/1/27	130,000	113,994
Transocean 9.00% 7/15/23	80,000	82,500
		1,572,142
Oil & Gas Services–0.10%
Schlumberger Holdings 4.30% 5/1/29	135,000	148,001
Transocean Proteus 6.25% 12/1/24	22,500	22,950
		170,951
Packaging & Containers–0.18%
BWAY Holding 5.50% 4/15/24	155,000	159,836
Crown Americas 4.75% 2/1/26	102,000	106,972
Owens-Brockway Glass Container 5.88% 8/15/23	35,000	37,275
		304,083
Pharmaceuticals–0.76%
Bausch Health 5.50% 11/1/25	135,000	141,764
Bristol-Myers Squibb
2.90% 7/26/24	80,000	82,530
4.25% 10/26/49	110,000	127,917
Cigna
μ3.19% (LIBOR03M + 0.89%) 7/15/23	55,000	55,153
4.13% 11/15/25	374,000	402,093
CVS Health
3.25% 8/15/29	40,000	40,266
4.10% 3/25/25	50,000	53,458
4.30% 3/25/28	365,000	395,017
		1,298,198
Pipelines–1.26%
Cheniere Corpus Christi Holdings 5.13% 6/30/27	95,000	104,203
Cheniere Energy Partners 5.25% 10/1/25	60,000	62,475
Crestwood Midstream Partners 5.75% 4/1/25	75,000	77,438
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating
5.25% 4/15/29	265,000	$ 299,357
6.25% 4/15/49	25,000	30,403
Energy Transfer Partners / Regency Energy Finance 5.00% 10/1/22	45,000	47,759
Enterprise Products Operating
3.13% 7/31/29	39,000	40,018
4.20% 1/31/50	178,000	191,193
Genesis Energy 6.75% 8/1/22	55,000	56,009
MPLX
4.00% 3/15/28	85,000	88,696
4.80% 2/15/29	135,000	149,157
5.50% 2/15/49	150,000	174,213
NuStar Logistics 5.63% 4/28/27	70,000	74,200
ONEOK 7.50% 9/1/23	110,000	128,774
Sabine Pass Liquefaction
5.63% 3/1/25	155,000	174,142
5.75% 5/15/24	300,000	334,579
Targa Resources Partners
5.13% 2/1/25	25,000	25,834
5.38% 2/1/27	30,000	31,163
μTranscanada Trust 5.50% 9/15/79	45,000	46,509
		2,136,122
Real Estate Investment Trusts–0.71%
Corporate Office Properties
3.60% 5/15/23	40,000	40,767
5.25% 2/15/24	40,000	43,111
Crown Castle International
3.80% 2/15/28	140,000	149,018
4.30% 2/15/29	55,000	60,774
5.25% 1/15/23	70,000	76,260
CubeSmart 3.13% 9/1/26	50,000	50,422
CyrusOne 5.38% 3/15/27	50,000	53,563
ESH Hospitality 5.25% 5/1/25	165,000	171,022
Iron Mountain US Holdings 5.38% 6/1/26	125,000	130,000
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27	110,000	123,646
SBA Communications 4.88% 9/1/24	140,000	145,425
UDR 4.00% 10/1/25	155,000	167,726
		1,211,734
Retail–0.41%
Dollar Tree 3.70% 5/15/23	140,000	145,285
KFC Holding
5.00% 6/1/24	18,000	18,720
5.25% 6/1/26	93,000	98,673

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's
4.05% 5/3/47	20,000	$ 21,384
4.55% 4/5/49	235,000	270,907
Murphy Oil USA 5.63% 5/1/27	135,000	143,100
		698,069
Semiconductors–0.73%
Broadcom
3.13% 4/15/21	225,000	227,224
3.50% 1/15/28	80,000	78,043
4.25% 4/15/26	20,000	20,675
Microchip Technology
3.92% 6/1/21	165,000	168,595
4.33% 6/1/23	75,000	78,829
NXP
4.13% 6/1/21	200,000	205,288
4.30% 6/18/29	35,000	37,463
4.88% 3/1/24	190,000	206,142
Sensata Technologies UK Financing 6.25% 2/15/26	200,000	214,000
		1,236,259
Software–0.31%
CDK Global
5.00% 10/15/24	85,000	90,737
5.88% 6/15/26	104,000	111,020
Fiserv 3.80% 10/1/23	20,000	21,179
Infor US 6.50% 5/15/22	70,000	71,400
Oracle 2.40% 9/15/23	90,000	91,171
SS&C Technologies 5.50% 9/30/27	140,000	146,566
		532,073
Telecommunications–1.19%
Altice France 7.38% 5/1/26	200,000	214,942
AT&T
4.35% 3/1/29	90,000	99,487
4.85% 7/15/45	75,000	83,973
CommScope Technologies 5.00% 3/15/27	85,000	70,550
Level 3 Financing 5.38% 5/1/25	150,000	155,744
Sprint
7.13% 6/15/24	100,000	108,030
7.88% 9/15/23	79,000	86,976
Telefonica Emisiones 5.52% 3/1/49	300,000	365,770
T-Mobile USA 6.50% 1/15/26	63,000	67,894
Verizon Communications
4.50% 8/10/33	320,000	371,880
4.52% 9/15/48	95,000	112,499
Vodafone Group
4.25% 9/17/50	50,000	51,150
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group (continued)
4.88% 6/19/49	205,000	$ 229,194
		2,018,089
Transportation–0.22%
FedEx 4.05% 2/15/48	310,000	304,558
XPO Logistics 6.13% 9/1/23	65,000	67,275
		371,833
Trucking & Leasing–0.28%
μAerCap Global Aviation Trust 6.50% (LIBOR03M + 4.30%) 6/15/45	200,000	217,000
Aviation Capital Group
4.38% 1/30/24	70,000	73,760
4.88% 10/1/25	65,000	70,487
DAE Funding 5.75% 11/15/23	115,000	121,135
		482,382
Total Corporate Bonds (Cost $37,947,587)		39,490,727
MUNICIPAL BONDS–4.82%
Berks County Industrial Development Authority (Tower Health Obligated Group) 5.00% 11/1/50	250,000	288,598
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.88% 6/1/47	500,000	502,200
California Municipal Finance Authority (LINX APM Project) Senior A 5.00% 12/31/47 (AMT)	100,000	118,152
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	25,000	41,413
Central Plains Energy Project Series A 5.00% 9/1/42	250,000	342,637
Chicago Illinios Illinios Series A 6.00% 1/1/38	500,000	597,285
Chicago O'Hare International Airport Series A 5.00% 1/1/48 (AMT)	250,000	297,910
Cuyahoga County Ohio Hospital Revenue (MetroHealth System) 5.50% 2/15/57	500,000	582,430
Golden State Tobacco Securitization Series A-1 A1 5.00% 6/1/34	100,000	118,934

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles Department of Water & Power Power System Revenue (POWER SYSTEM REV BONDS-SER A) Series A A 5.00% 7/1/49	500,000	$ 618,310
Lower Alabama Gas District Series A 5.00% 9/1/46	500,000	701,175
New Jersey Economic Development Authority (School Facilities Construction Bonds) 5.00% 6/15/40	200,000	219,726
New Jersey Turnpike Authority Series B 5.00% 1/1/40	250,000	303,472
New York Liberty Development 5.25% 10/1/35	500,000	686,890
Salt Verde Financial 5.00% 12/1/37	500,000	674,500
San Diego County Regional Airport Authority Series A 5.00% 7/1/47	375,000	451,132
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	12,722
State of Illinois 5.00% 12/1/34	525,000	596,164
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series 2017 A 6.75% 11/15/47	400,000	461,108
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	15,000	17,830
Tobacco Settlement Financing Subordinate Series B 5.00% 6/1/46	500,000	551,675
Total Municipal Bonds (Cost $7,323,217)		8,184,263
NON-AGENCY ASSET-BACKED SECURITIES–2.08%
•American Express Credit Account Master Trust Series 2018-9 A 2.41% (LIBOR01M + 0.38%) 4/15/26	300,000	299,851
American Tower Trust Series 13 2A 3.07% 3/15/48	60,000	60,969
•AMMC CLO
Series 2017-21A A 3.52% (LIBOR03M + 1.25%) 11/2/30	100,000	99,905
Series 2018-22A A 3.31% (LIBOR03M + 1.03%) 4/25/31	100,000	99,030
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Apex Credit CLO Series 2018-1A A2 3.31% (LIBOR03M + 1.03%) 4/25/31	100,000	$ 96,820
•Cedar Funding VIII CLO Series 2017-8A A1 3.55% (LIBOR03M + 1.25%) 10/17/30	250,000	250,081
•CFIP CLO Series 2017-1A A 3.52% (LIBOR03M + 1.22%) 1/18/30	250,000	249,423
•Chase Issuance Trust
Series 2016-A3 A3 2.58% (LIBOR01M + 0.55%) 6/15/23	100,000	100,657
Series 2017-A2 A 2.43% (LIBOR01M + 0.40%) 3/15/24	115,000	115,783
•Citibank Credit Card Issuance Trust Series 2018-A2 A2 2.37% (LIBOR01M + 0.33%) 1/20/25	415,000	415,544
CNH Equipment Trust Series 2017-A A3 2.07% 5/16/22	103,452	103,383
•ECP CLO Series 2015-7A A1R 3.42% (LIBOR03M + 1.14%) 4/22/30	250,000	247,775
HOA Funding Series 2014-1A A2 4.85% 8/20/44	45,000	45,224
•Mercedes-Benz Master Owner Trust Series 2018-BA A 2.37% (LIBOR01M + 0.34%) 5/15/23	100,000	100,015
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 2.65% (LIBOR01M + 0.63%) 9/25/23	20,000	20,029
•OCP CLO Series 2017-13A A1A 3.56% (LIBOR03M + 1.26%) 7/15/30	250,000	250,270
Penarth Master Issuer Series 2018-2A A1 2.93% (LIBOR01M + 0.45%) 9/18/22	150,000	150,000
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	33,788	33,906
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	141,730	142,298
μ•Trinitas CLO VI Series 2017-6A A 3.60% (LIBOR03M + 1.32%) 7/25/29	250,000	250,000

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
μ•Venture XXVIII CLO Series 2017-28A A2 3.39% (LIBOR03M + 1.11%) 7/20/30	250,000	$ 248,020
Verizon Owner Trust
Series 2017-1A A 2.06% 9/20/21	45,746	45,733
•Series 2019-B A1B 2.49% (LIBOR01M + 0.45%) 12/20/23	100,000	100,044
Total Non-Agency Asset-Backed Securities (Cost $3,527,696)		3,524,760
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.33%
Chesapeake Funding 3.79% 5/15/52	255,000	283,080
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	8,388	8,459
JP Morgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	13,844	14,949
•Series 2007-A1 7A4 4.64% 7/25/35	5,257	4,800
•JPMorgan Mortgage Trust
Series 2018-4 A15 3.50% 10/25/48	41,163	41,792
Series 2018-6 1A4 3.50% 12/25/48	19,399	19,595
•Sequoia Mortgage Trust
Series 2014-2 A4 3.50% 7/25/44	22,762	23,144
Series 2015-1 B2 3.88% 1/25/45	13,278	13,606
Series 2017-4 A1 3.50% 7/25/47	74,653	75,825
Series 2018-5 A4 3.50% 5/25/48	77,191	78,567
Total Non-Agency Collateralized Mortgage Obligations (Cost $537,026)		563,817
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.71%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	74,844
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	53,402
Series 2019-BN20 A3 3.01% 9/15/61	395,000	412,590
BENCHMARK Mortgage Trust
Series 2018-B3 A5 4.03% 4/10/51	40,000	44,747
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BENCHMARK Mortgage Trust (continued)
Series 2018-B6 A4 4.26% 10/10/51	500,000	$ 570,811
•Series 2019-B10 B 4.18% 3/15/62	225,000	250,149
Series 2019-B9 A5 4.02% 3/15/52	45,000	50,470
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	60,000	63,415
Series 2019-CD8 A4 2.91% 8/15/57	400,000	412,506
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	103,477
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	47,989
Series 2016-P3 A4 3.33% 4/15/49	145,000	153,612
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	41,053
Series 2014-CR19 A5 3.80% 8/10/47	30,000	32,108
Series 2014-CR20 AM 3.94% 11/10/47	85,000	90,344
Series 2015-3BP A 3.18% 2/10/35	100,000	104,625
Series 2015-CR23 A4 3.50% 5/10/48	35,000	37,175
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	54,087
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	75,000	79,303
Series 2016-C3 A5 2.89% 8/10/49	45,000	46,629
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	100,000	103,424
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	200,000	203,062
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	32,407
Series 2017-GS5 A4 3.67% 3/10/50	65,000	70,576
Series 2019-GC39 A4 3.57% 5/10/52	20,000	21,788
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	200,000	216,557

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LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust (continued)
Series 2015-C33 A4 3.77% 12/15/48	220,000	$ 238,500
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	78,737
Series 2017-C7 A5 3.41% 10/15/50	195,000	208,526
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.74% 8/12/37	15,000	15,102
Series 2013-LC11 B 3.50% 4/15/46	35,000	35,875
Series 2015-JP1 A5 3.91% 1/15/49	30,000	32,767
Series 2016-JP2 AS 3.06% 8/15/49	60,000	61,486
Series 2016-WIKI A 2.80% 10/5/31	20,000	20,194
Series 2016-WIKI B 3.20% 10/5/31	35,000	35,423
Series 2019-OSB A 3.40% 6/5/39	100,000	107,657
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	16,946	9,869
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	42,571
Series 2015-C26 A5 3.53% 10/15/48	35,000	37,365
Series 2016-C29 A4 3.33% 5/15/49	35,000	37,036
•Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.45% 11/12/41	69,463	63,271
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	69,656
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	61,006
Series 2017-C38 A5 3.45% 7/15/50	70,000	75,035
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,469,325)		4,601,226
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–9.65%
U.S. Treasury Bonds 2.25% 8/15/49	3,065,000	$ 3,152,939
U.S. Treasury Inflation Index 0.25% 7/15/29	2,031,035	2,048,342
U.S. Treasury Notes
1.50% 9/30/24	450,000	448,919
1.63% 8/15/29	45,000	44,798
1.75% 7/31/21	305,000	305,471
1.75% 6/30/24	4,945,000	4,987,593
2.38% 5/15/29	5,075,000	5,390,205
Total U.S. Treasury Obligations (Cost $16,230,129)		16,378,267

	Number of Shares
EXCHANGE-TRADED FUNDS–0.31%
iShares Preferred & Income Securities ETF	5,313	199,397
iShares U.S. Real Estate ETF	709	66,320
†SPDR Gold Shares	1,398	194,140
Vanguard FTSE Developed Markets ETF	1,810	74,355
Total Exchange-Traded Funds (Cost $520,371)		534,212
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	10,113	10,113
Total Money Market Fund (Cost $10,113)		10,113

	Principal Amount°
SHORT-TERM INVESTMENT—1.09%
DISCOUNTED COMMERCIAL PAPER–1.09%
Automatic Data Processing 1.98% 10/1/19	1,855,000	1,855,000
		1,855,000
Total Short-Term Investment (Cost $1,855,000)		1,855,000

TOTAL INVESTMENTS–99.02% (Cost $156,288,860)	168,063,337
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.98%	1,655,437
NET ASSETS APPLICABLE TO 14,116,859 SHARES OUTSTANDING–100.00%	$169,718,774

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
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LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(57)	U.S. Treasury 10 yr Notes	$(7,427,812)	$(7,512,737)	12/19/19	$84,925	$—
63	U.S. Treasury 5 yr Notes	7,506,351	7,557,238	12/31/19	—	(50,887)
(2)	U.S. Treasury Long Bonds	(324,625)	(331,417)	12/19/19	6,792	—
Total Futures Contracts					$91,717	$(50,887)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SPDR–Standard & Poor’s Depositary Receipt
USD–United States Dollar
yr–Year
See accompanying notes.
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LVIP Delaware Wealth Builder Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$3,851,951	$—	$—	$3,851,951
Banks	2,556,483	—	—	2,556,483
Beverages	136,536	—	—	136,536
Capital Markets	2,404,030	—	—	2,404,030
Chemicals	1,903,977	—	—	1,903,977
Commercial Services & Supplies	1,782,500	—	—	1,782,500
Communications Equipment	1,867,698	—	—	1,867,698
Diversified Telecommunication Services	3,752,740	—	—	3,752,740
Electric Utilities	1,893,042	—	—	1,893,042
Energy Equipment & Services	1,732,315	—	—	1,732,315
Equity Real Estate Investment Trusts	7,624,958	—	—	7,624,958
Food Products	5,729,010	—	—	5,729,010
Health Care Equipment & Supplies	1,782,171	—	—	1,782,171
Health Care Providers & Services	7,289,964	—	—	7,289,964
Independent Power and Renewable Electricity Producers	53,017	—	—	53,017
Industrial Conglomerates	704,210	—	—	704,210
Insurance	5,609,905	—	—	5,609,905
IT Services	132,063	—	—	132,063
Mortgage Real Estate Investment Trusts (REITs)	59,152	—	—	59,152
Multiline Retail	1,940,720	—	—	1,940,720
Oil, Gas & Consumable Fuels	5,572,521	—	—	5,572,521
Pharmaceuticals	5,511,158	—	—	5,511,158
Semiconductors & Semiconductor Equipment	4,195,751	—	—	4,195,751
Software	3,366,624	—	—	3,366,624
Specialty Retail	1,627,408	—	—	1,627,408
Developed Markets
Banks	—	32,914	—	32,914
Beverages	—	330,565	—	330,565
Chemicals	—	234,828	—	234,828
Commercial Services & Supplies	—	357,474	—	357,474
Diversified Telecommunication Services	—	184,380	—	184,380
Equity Real Estate Investment Trusts	45,991	—	—	45,991
Food & Staples Retailing	—	645,470	—	645,470
Food Products	62,569	630,593	—	693,162
Health Care Providers & Services	—	189,505	—	189,505
Hotels, Restaurants & Leisure	193,096	—	—	193,096
Machinery	—	111,067	—	111,067
Media	—	239,629	—	239,629
Multiline Retail	—	104,901	—	104,901
Personal Products	—	74,177	—	74,177
Pharmaceuticals	—	542,828	—	542,828
Textiles, Apparel & Luxury Goods	71,609	130,096	—	201,705
Wireless Telecommunication Services	—	182,649	—	182,649
Agency Collateralized Mortgage Obligations	—	110,267	—	110,267
Agency Commercial Mortgage-Backed Securities	—	1,501,281	—	1,501,281
Agency Mortgage-Backed Securities	—	13,865,159	—	13,865,159
Corporate Bonds	—	39,490,727	—	39,490,727
Municipal Bonds	—	8,184,263	—	8,184,263
Non-Agency Asset-Backed Securities	—	3,524,760	—	3,524,760
Non-Agency Collateralized Mortgage Obligations	—	563,817	—	563,817
Non-Agency Commercial Mortgage-Backed Securities	—	4,601,226	—	4,601,226
U.S. Treasury Obligations	—	16,378,267	—	16,378,267
LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$534,212	$—	$—	$534,212
Money Market Fund	10,113	—	—	10,113
Short-Term Investment	—	1,855,000	—	1,855,000
Total Investments	$73,997,494	$94,065,843	$—	$168,063,337
Derivatives:

Assets:
Futures Contracts	$91,717	$—	$—	$91,717
Liabilities:
Futures Contract	$(50,887)	$—	$—	$(50,887)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Wealth Builder Fund–17